SCHEDULE OF SHORT TERM INVESTMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments, All Other Investments [Abstract]
Aggregate cost basis		¥ 153,768	¥ 150,042
Gross unrealized holding gain		142	657
Aggregate fair value	$ 21,086	¥ 153,910	¥ 150,699